SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

            BlackRock Florida Insured Municipal 2008 Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-07092



1. Title of the class of securities of BlackRock Florida Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series R7, par value $.01 per share (CUSIP 09247H205) (the "Shares")

2.       The date on which the securities are to be called or redeemed:

                  October 27, 2006

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Company intends to redeem all of the outstanding (2,166) Shares, representing an aggregate principal amount of $54,150,000.

SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 21st day of Septmber, 2006.


                                    THE BLACKROCK FLORIDA INSURED MUNICIPAL 2008
                                        TERM TRUST


                                    By:  /s/ Robert S. Kapito
                                       ---------------------------------
                                       Name:   Robert S. Kapito
                                       Title:  President